PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
PROPERTY, PLANT AND EQUIPMENT
Depreciation, Depletion and Amortization	$ 8,612	$ 10,263	$ 9,959
Property Plant And Equipment Pledged For Long Term Loans	65,770	1,056
Property Plant And Equipment Pledged For Line Of Credit	$ 68,341	$ 2,687